Long-term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Long-term Debt, by Maturity [Abstract]
June 30, 2015	$ 28,750
June 30, 2016	32,000
June 30, 2017	32,000
June 30, 2018	832,000
June 30, 2019	532,000
June 30, 2020 and thereafter	3,017,421
Total principal payments	4,474,171
Less: Deferred financing costs	(76,739)	(92,014)
Total debt	$ 4,397,432	$ 3,993,236